Other Assets - Summary of Other Intangible Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	¥ 11,324
Ending balance	10,974	¥ 11,324
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	9,585
Ending balance	9,347	9,585
Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	1,739
Ending balance	1,627	1,739
Carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	34,936	32,361
Additions	158	195
Transfer from CIP	4,496	4,161
Disposals	(3,699)	(1,781)
Ending balance	35,891	34,936
Carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	31,358	28,956
Additions	145	174
Transfer from CIP	4,097	3,956
Disposals	(3,596)	(1,728)
Ending balance	32,004	31,358
Carrying amount [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	3,578	3,405
Additions	13	21
Transfer from CIP	399	205
Disposals	(103)	(53)
Ending balance	3,887	3,578
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(23,612)	(21,205)
Amortization charge for the year	(4,840)	(4,163)
Disposals	3,535	1,756
Ending balance	(24,917)	(23,612)
Accumulated depreciation, amortization and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(21,773)	(19,745)
Amortization charge for the year	(4,331)	(3,736)
Disposals	3,447	1,708
Ending balance	(22,657)	(21,773)
Accumulated depreciation, amortization and impairment [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(1,839)	(1,460)
Amortization charge for the year	(509)	(427)
Disposals	88	48
Ending balance	¥ (2,260)	¥ (1,839)